COMMITMENTS AND CONTINGENCIES (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 30, 2013 EUR (€)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 EUR (€)	Apr. 30, 2013 First Installment [Member] EUR (€)	Apr. 30, 2013 Second Installment [Member] EUR (€)	Apr. 30, 2013 Third Installment [Member] USD ($)	Apr. 30, 2013 Third Installment [Member] EUR (€)	Apr. 30, 2013 Future Sale [Member] USD ($)	Apr. 30, 2013 Future Sale [Member] FJD	Dec. 31, 2014 Cash collateral for outstanding letters of credit [Member] USD ($)	Dec. 31, 2013 Cash collateral for outstanding letters of credit [Member] USD ($)
Commitments And Contingencies [Line Items]
Outstanding letters of credit				$ 274	$ 285
Restricted cash														274	285
Guarantees as security for the remaining unpaid obligation				182		151	151
Claim against company for wrongful termination				572
Annual minimum fees associated with service agreement		61	50
Commission percentage		0.75%	0.75%
Commission maximum revenue		24,306	20,000
Maximum commission amount		221	182
Percent of entity acquired	100.00%
Cash payment for acquisition, net	25
Business combination, revenue					13,003
Business combination, net loss					378
Agency fee payable								330	330	413	340	2,431	2,000
Agency fee expense		$ 1,215	€ 1,000		$ 1,323	€ 1,000